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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2002

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Skyline Asset Management, L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

311 South Wacker Drive, Suite 4500, Chicago, IL 60606
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-5324

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Stephen F. Kendall         Chief Operating Officer                (312) 913-3997
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



                                      /s/ Stephen F. Kendall
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                      Chicago, IL               November 9, 2002
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  72

Form 13F Information Table Value Total: $1,074,361
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-04975      Affiliated Managers    6.
                 Group, Inc.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                    FORM 13F

                                INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                     ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6              ITEM 7         ITEM 8
                                                        FAIR               INVESTMENT DISCRETION               VOTING AUTHORITY
                           TITLE                      MARKET   SHARES OR                  SHARED
NAME OF ISSUER              OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER     MANA-    SOLE   SHARED  NONE
                           CLASS          NUMBER     (x$1000)     AMOUNT   (A)     (B)      (C)      GERS     (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
AARON RENTS, INC.          COMMON        002535201   19,150      832,600          X                  1              694,700  137,900
AMB PROPERTY CORP          COMMON        00163T109   14,268      493,700          X                  1              437,200   56,500
AMERIPATH INC.             COMMON        03071D109   19,244    1,291,534          X                  1            1,094,334  197,200
APRIA HEALTHCARE GROU      COMMON        037933108   10,741      455,900          X                  1              374,700   81,200
BANK HAWAII CORP           COMMON        062540109   21,544      772,200          X                  1              644,300  127,900
BORDERS GROUP INC          COMMON        099709107    8,796      556,700          X                  1              469,000   87,700
BRANDYWINE REALTY TRU      COMMON        105368203   14,267      632,700          X                  1              560,200   72,500
CENTRAL PKG CORP           COMMON        154785109   15,802      784,600          X                  1              640,500  144,100
CIBER INC                  COMMON        17163B102    9,844    1,694,300          X                  1            1,394,200  300,100
CLAYTON HOMES INC.         COMMON        184190106   18,165    1,654,400          X                  1            1,392,300  262,100
COMMERCE BANCSHARES I      COMMON        200525103   31,969      818,239          X                  1              683,189  135,050
CRANE CO                   COMMON        224399105   10,273      519,900          X                  1              426,800   93,100
D R HORTON INC             COMMON        23331A109   21,747    1,167,950          X                  1              972,650  195,300
DEL MONTE FOODS CO.        COMMON        24522P103   17,922    2,193,600          X                  1            1,842,500  351,100
DELPHI FINANCIAL GROU      COMMON        247131105   20,130      552,708          X                  1              465,100   87,608
ELECTRONICS FOR IMAGI      COMMON        286082102   16,534    1,108,200          X                  1              930,400  177,800
FLOWSERVE CORP             COMMON        34354P105   10,311    1,031,100          X                  1              865,400  165,700
FURNITURE BRANDS INTE      COMMON        360921100   22,351      973,900          X                  1              817,200  156,700
GUITAR CENTER INC.         COMMON        402040109    9,895      526,900          X                  1              435,200   91,700


HANCOCK FABRICS INC C      COMMON        409900107   10,002      619,300          X                  1              518,000  101,300
HAVERTY FURNITURE COS      COMMON        419596101    9,659      772,700          X                  1              638,900  133,800
HCC INSURANCE HLDGS I      COMMON        404132102   18,644      776,500          X                  1              649,900  126,600
HEALTH NET INC COM         COMMON        42222G108   23,153    1,079,400          X                  1              904,700  174,700
HUGHES SUPPLY INC.         COMMON        444482103   10,619      364,400          X                  1              299,400   65,000
IDEX CORP.                 COMMON        45167R104   11,828      414,300          X                  1`             341,800   72,500
IHOP CORP.                 COMMON        449623107    4,478      185,800          X                  1              153,831   31,969
IMATION CORP.              COMMON        45245A107   13,848      488,800          X                  1              407,700   81,100
INTERNATIONAL RECTIFI      COMMON        460254105    5,262      336,900          X                  1              283,000   53,900
INTERPOOL, INC.            COMMON        46062R108   17,427    1,449,800          X                  1            1,189,300  260,500
IPC HLDGS LTD              COMMON        G4933P101   17,026      579,700          X                  1              478,900  100,800
ISTAR FINL INC             COMMON        45031U101   30,103    1,078,200          X                  1              903,600  174,600
KEMET CORP.                COMMON        488360108    9,518    1,113,200          X                  1              934,600  178,600
KENNAMETAL INC.            COMMON        489170100   21,138      658,100          X                  1              550,600  107,500
KEY ENERGY SVCS INC C      COMMON        492914106   11,100    1,408,600          X                  1            1,177,200  231,400
LANDSTAR SYSTEM, INC.      COMMON        515098101   22,561      460,184          X                  1              384,859   75,325
MCG CAP CORP               COMMON        58047P107    9,573      726,330          X                  1              599,744  126,586
MINERALS TECHNOLOGIES      COMMON        603158106   16,915      456,300          X                  1              381,200   75,100
MONACO COACH CORP.         COMMON        60886R103   18,294      913,350          X                  1              766,100  147,250


MOORE LTD                  COMMON        615785102   13,024    1,329,000          X                  1            1,094,500  234,500
MPS GROUP INC              COMMON        553409103   12,480    2,151,800          X                  1            1,795,100  356,700
MSC INDUSTRIAL DIRECT      COMMON        553530106   11,054    1,040,900          X                  1              869,700  171,200
O CHARLEYS INC.            COMMON        670823103   21,160    1,129,086          X                  1              942,335  186,751
OLD REPUBLIC INTL COR      COMMON        680223104   17,976      633,400          X                  1              521,300  112,100
PARK ELECTROCHEMICAL       COMMON        700416209    8,123      486,400          X                  1              397,300   89,100
POLARIS INDUSTRIES IN      COMMON        731068102   15,922      256,800          X                  1              213,500   43,300
POMEROY COMPUTER RES       COMMON        731822102    8,891      901,700          X                  1              739,100  162,600
PROVIDENT FINL GROUP       COMMON        743866105   19,049      759,210          X                  1              635,310  123,900
RADIOLOGIX INC             COMMON        75040K109    9,949    1,554,600          X                  1            1,358,200  196,400
RAYMOND JAMES FINANCI      COMMON        754730109   14,493      535,400          X                  1              440,600   94,800
REGAL BELOIT               COMMON        758750103    7,895      461,400          X                  1              377,900   83,500
REINSURANCE GROUP OF       COMMON        759351109   14,974      579,500          X                  1              475,700  103,800
RELIANCE STEEL & ALUM      COMMON        759509102   14,528      664,900          X                  1              558,000  106,900
REMINGTON OIL & GAS C      COMMON        759594302   12,115      859,200          X                  1              708,100  151,100
ROBBINS & MYERS INC        COMMON        770196103   10,049      538,800          X                  1              444,200   94,600
RUBY TUESDAY INC.          COMMON        781182100   21,394    1,139,200          X                  1              950,100  189,100
SCHOOL SPECIALTY INC.      COMMON        807863105   16,537      661,200          X                  1              542,500  118,700
SCOTTISH ANNUITY & LI      COMMON        G7885T104   13,749      806,400          X                  1              676,600  129,800


SCOTTS CO                  COMMON        810186106   16,322      391,500          X                  1              326,500   65,000
SELECTIVE INSURANCE G      COMMON        816300107   11,684      537,670          X                  1              441,270   96,400
SENSIENT TECHNOLOGIES      COMMON        81725T100   12,376      585,700          X                  1              481,400  104,300
SILICON STORAGE TECHN      COMMON        827057100    6,389    1,634,000          X                  1            1,343,600  290,400
SPARTECH CORP.             COMMON        847220209   10,436      493,200          X                  1              406,900   86,300
SPINNAKER EXPL CO          COMMON        84855W109   16,815      585,900          X                  1              492,800   93,100
STAGE STORES INC           COMMON        85254C305   17,883      824,500          X                  1              691,700  132,800
STORAGE TECHNOLOGY CO      COMMON        862111200   10,435      992,900          X                  1              827,700  165,200
TECH DATA CORP.            COMMON        878237106    8,448      320,000          X                  1              263,400   56,600
TORO CO. (THE)             COMMON        891092108   34,374      611,100          X                  1              511,400   99,700
UNITED RENTALS INC         COMMON        911363109    2,802      332,000          X                  1              278,900   53,100
UNITED STATIONERS INC.     COMMON        913004107   14,315      544,300          X                  1              448,000   96,300
VENTAS INC                 COMMON        92276F100   14,728    1,098,300          X                  1              986,100  112,200
WAYPOINT FINANCIAL         COMMON        946756103   14,194      841,900          X                  1              694,100  147,800
WERNER ENTERPRISES IN      COMMON        950755108   25,697    1,398,100          X                  1            1,163,867  234,233

